UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10609
Small Cap Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	September 30
Date of Reporting Period	June 30, 2005

Item 1. Schedule of Investments

Small-Cap Portfolio                                                                                                                                 as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Advertising and Marketing Services — 1.3%
ADVO, Inc.	9,000	$286,650
		$286,650
Air Freight — 2.8%
Forward Air Corp.	22,200	627,594
		$627,594
Airlines — 1.5%
SkyWest, Inc.	18,000	327,240
		$327,240
Apparel Manufacturer — 1.3%
Columbia Sportswear Co. (1)	5,600	276,584
		$276,584
Applications Software — 6.9%
ANSYS, Inc. (1)	11,000	390,610
Fair Isaac Corp.	6,562	239,513
Jack Henry & Associates, Inc.	19,600	358,876
Kronos, Inc. (1)	6,900	278,691
National Instruments Corp.	12,250	259,700
		$1,527,390
Auto and Parts — 1.5%
Adesa, Inc.	15,200	330,904
		$330,904
Automobiles — 1.3%
Winnebago Industries	8,800	288,200
		$288,200
Banks — 8.6%
Capital City Bank Group, Inc.	12,000	484,800
Seacoast Banking Corp. of Florida	25,020	492,644
Texas Regional Bancshares, Class A	13,173	401,513
UCBH Holdings, Inc.	24,200	393,008
Westamerica Bancorporation	2,100	110,901
		$1,882,866
Broadcast Media — 1.0%
Cox Radio, Inc., Class A (1)	13,800	217,350
		$217,350
Building and Construction — 1.2%
M/I Homes, Inc.	5,100	275,910
		$275,910

Business Services — 1.0%
McGrath Rentcorp	9,500	$225,150
		$225,150
Construction - Cement — 3.0%
Florida Rock Industries, Inc.	8,900	652,815
		$652,815
Consumer Finance — 2.1%
Financial Federal Corp.	11,700	452,088
		$452,088
Containers and Packaging — 1.5%
AptarGroup, Inc.	6,600	335,280
		$335,280
Distribution/Wholesale — 2.0%
Scansource, Inc. (1)	10,400	446,576
		$446,576
Diversified Financial Services — 3.6%
Affiliated Managers Group, Inc. (1)	11,500	785,795
		$785,795
Electric Utilities — 1.0%
ALLETE, Inc.	4,633	231,187
		$231,187
Electrical Equipment — 3.5%
Brady Corp., Class A	7,300	226,300
Genlyte Group, Inc. (The) (1)	11,000	536,140
		$762,440
Entertainment — 2.6%
Speedway Motorsports, Inc.	15,800	577,648
		$577,648
Gas Utilities — 1.0%
Piedmont Natural Gas Co., Inc.	9,000	216,180
		$216,180
Health Care - Equipment — 5.4%
Diagnostic Products Corp.	8,300	392,839
Mine Safety Appliances Co.	6,000	277,200
Young Innovations, Inc.	14,000	522,620
		$1,192,659
Health Care - Supplies — 2.5%
ICU Medical, Inc. (1)	10,000	321,700
Mentor Corp.	5,400	223,992
		$545,692

Health Services — 1.3%
CorVel Corp. (1)	11,000	$276,320
		$276,320
Household Products — 1.1%
Church & Dwight Co., Inc.	6,450	233,490
		$233,490
Housewares — 2.6%
Matthews International Corp.	14,600	568,816
		$568,816
Industrial Conglomerate — 1.0%
Carlisle Companies, Inc.	3,200	219,616
		$219,616
Insurance - Property and Casualty — 4.1%
Midland Co.	10,000	351,900
RLI Corp.	12,100	539,660
		$891,560
IT Consulting & Services — 3.6%
FactSet Research Systems, Inc.	15,000	537,600
Manhattan Associates, Inc. (1)	13,700	263,177
		$800,777
Machinery - Industrial — 1.8%
Graco, Inc.	11,500	391,805
		$391,805
Medical Services/Supplies — 1.4%
Sybron Dental Specialties, Inc. (1)	8,000	300,960
		$300,960
Metals - Industrial — 1.3%
Simpson Manufacturing Co., Inc.	9,300	284,115
		$284,115
Multi-Utilities — 1.9%
Energen Corp.	12,000	420,600
		$420,600
Oil and Gas - Equipment and Services — 1.4%
CARBO Ceramics, Inc.	3,900	307,944
		$307,944
Oil and Gas - Exploration and Production — 3.1%
Berry Petroleum Co.	6,000	317,280
Holly Corp.	7,800	364,026
		$681,306

Packaged Foods — 1.3%
Tootsie Roll Industries, Inc.	9,709	$283,988
		$283,988
Publishing — 0.9%
Lee Enterprises, Inc.	5,000	200,450
		$200,450
REITS — 1.3%
Universal Health Realty Income Trust	7,300	278,203
		$278,203
Restaurants — 1.8%
Sonic Corp. (1)	12,775	390,021
		$390,021
Retail - Food — 2.1%
Casey’s General Stores, Inc.	12,000	237,840
Ruddick Corp.	9,000	229,770
		$467,610
Semiconductors — 1.3%
Power Integrations, Inc. (1)	13,400	289,038
		$289,038
Services - Diversified Commercial — 2.8%
ABM Industries, Inc.	22,560	439,920
G & K Services, Inc.	4,900	184,877
		$624,797
Specialty Store — 2.7%
Aaron Rents, Inc.	23,500	584,915
		$584,915
Waste Management — 3.0%
Landauer, Inc.	12,900	669,639
		$669,639
Total Common Stocks (identified cost $16,643,593)		$21,630,168
Total Investments — 98.4% (identified cost $16,643,593)		$21,630,168
Other Assets, Less Liabilities — 1.6%		$350,992
Net Assets — 100.0%		$21,981,160

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at June 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$16,643,593
Gross unrealized appreciation	$5,425,623
Gross unrealized depreciation	(439,048)
Net unrealized appreciation	$4,986,575

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	August 23, 2005
By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer
Date:	August 23, 2005